Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Goodwill
Balance at the beginning of the period	$ 5,095	$ 2,177
Business acquisition		3,802
Opening balance sheet adjustments	(352)
Business disposition	(9)	(822)
Effects of currency exchange	199	(62)
Balance at the end of the period	4,933	5,095
Goodwill	5,095	2,177	$ 4,933
Beverage packaging, North And Central America
Goodwill
Balance at the beginning of the period	1,614	561
Business acquisition		1,053
Opening balance sheet adjustments	(339)
Balance at the end of the period	1,275	1,614
Goodwill	1,614	561	1,275
Beverage packaging, South America
Goodwill
Balance at the beginning of the period	970	100
Business acquisition		901
Opening balance sheet adjustments	329
Business disposition		(31)
Balance at the end of the period	1,299	970
Goodwill	970	100	1,299
Beverage packaging, Europe
Goodwill
Balance at the beginning of the period	1,632	817
Business acquisition		1,625
Opening balance sheet adjustments	(274)
Business disposition		(783)
Effects of currency exchange	173	(27)
Balance at the end of the period	1,531	1,632
Goodwill	1,632	817	1,531
Food and aerosol packaging
Goodwill
Balance at the beginning of the period	599	612
Business disposition	(9)	(8)
Effects of currency exchange	19	(5)
Balance at the end of the period	609	599
Goodwill	599	612	609
Aerospace
Goodwill
Balance at the beginning of the period	40	9
Business acquisition		31
Balance at the end of the period	40	40
Goodwill	40	9	40
Other
Goodwill
Balance at the beginning of the period	240	78
Business acquisition		192
Opening balance sheet adjustments	(68)
Effects of currency exchange	7	(30)
Balance at the end of the period	179	240
Goodwill	240	$ 78	$ 179
Beverage Asia Pacific
Goodwill
Balance at the end of the period	78
Percentage of fair value exceeding carrying value			24.00%
Goodwill	$ 78		$ 78